Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Assets [Abstract]
Beginning balance, Assets		¥ 497	¥ 449	¥ 479	¥ 447
Total gains (losses) recognized in net revenue, Assets	[1]	(11)	21	(23)	25
Total gains (losses) recognized in other comprehensive income, Assets			0		0
Purchases/ issues, Assets	[2]	109	79	216	160
Sales/ redemptions, Assets	[2]	(68)	(68)	(157)	(182)
Settlements, Assets		5	(8)	(14)	5
Foreign exchange movements, Assets		12	3	29	4
Transfers into Level 3, Assets	[3]	21	3	38	23
Transfers out of Level 3, Assets	[3]	(12)	(33)	(15)	(36)
Ending balance, Assets		553	446	553	446
Liabilities [Abstract]
Beginning balance, Liabilities		498	546	450	486
Total gains (losses) recognized in net revenue, Liabilities	[1]	2	(8)	(4)	(17)
Total gains (losses) recognized in other comprehensive income, Liabilities		1	0	1	(1)
Purchases/ issues, Liabilities	[2]	87	86	148	200
Sales/ redemptions, Liabilities	[2]	(47)	(43)	(77)	(95)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1	0	2	1
Transfers into Level 3, Liabilities	[3]	19	15	41	29
Transfers out of Level 3, Liabilities	[3]	(49)	(57)	(61)	(84)
Ending balance, Liabilities		506	555	506	555
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		268	231	260	228
Total gains (losses) recognized in net revenue, Assets	[1]	4	1	5	2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	100	77	196	152
Sales/ redemptions, Assets	[2]	(56)	(64)	(146)	(146)
Settlements, Assets
Foreign exchange movements, Assets		7	2	14	3
Transfers into Level 3, Assets	[3]	13	4	24	18
Transfers out of Level 3, Assets	[3]	(18)	(8)	(35)	(14)
Ending balance, Assets		318	243	318	243
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		21	34	21	34
Total gains (losses) recognized in net revenue, Assets	[1]	0	1	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	16	2	17
Sales/ redemptions, Assets	[2]	(3)	(5)	(6)	(6)
Settlements, Assets
Foreign exchange movements, Assets		0	0	1	0
Transfers into Level 3, Assets	[3]	2	1	3	1
Transfers out of Level 3, Assets	[3]	(1)	(2)	(1)	(2)
Ending balance, Assets		20	45	20	45
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		9	10	3	13
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1		7	0
Sales/ redemptions, Assets	[2]	0	(5)	0	(9)
Settlements, Assets
Foreign exchange movements, Assets		0	1	0	1
Transfers into Level 3, Assets	[3]				0
Transfers out of Level 3, Assets	[3]		(1)		(1)
Ending balance, Assets		10	5	10	5
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1	1	1	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	0	0	0	0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		1	1	1	1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		5	5	6	3
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	2	5	7	32
Sales/ redemptions, Assets	[2]	(4)	(5)	(10)	(33)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]	0	1	0	4
Transfers out of Level 3, Assets	[3]	0	0	0	(1)
Ending balance, Assets		3	6	3	6
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		142	116	139	108
Total gains (losses) recognized in net revenue, Assets	[1]	2	3	4	5
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	21	35	50	50
Sales/ redemptions, Assets	[2]	(6)	(25)	(30)	(41)
Settlements, Assets
Foreign exchange movements, Assets		4	1	7	1
Transfers into Level 3, Assets	[3]	8	0	16	9
Transfers out of Level 3, Assets	[3]	(17)	(2)	(32)	(4)
Ending balance, Assets		154	128	154	128
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		3	5	2	1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]			1	4
Sales/ redemptions, Assets	[2]	(2)	(2)	(2)	(2)
Settlements, Assets
Foreign exchange movements, Assets			0		0
Transfers into Level 3, Assets	[3]	0		0
Transfers out of Level 3, Assets	[3]		(2)		(2)
Ending balance, Assets		1	1	1	1
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		1	0	0	0
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	6	1	7	1
Sales/ redemptions, Assets	[2]	0	0	0	(1)
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	1
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		7	1	7	1
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		63	40	63	41
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	46	10	90	22
Sales/ redemptions, Assets	[2]	(20)	(13)	(66)	(26)
Settlements, Assets
Foreign exchange movements, Assets		2	0	4	0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		91	37	91	37
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		22	20	24	27
Total gains (losses) recognized in net revenue, Assets	[1]	2	(3)	1	(6)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	20	9	29	25
Sales/ redemptions, Assets	[2]	(18)	(9)	(29)	(28)
Settlements, Assets
Foreign exchange movements, Assets		1	0	2	0
Transfers into Level 3, Assets	[3]	3	2	5	4
Transfers out of Level 3, Assets	[3]	0	(1)	(2)	(4)
Ending balance, Assets		30	18	30	18
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		1	0	1	0
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	3	1	3	1
Sales/ redemptions, Assets	[2]	(3)	0	(3)	0
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]		0		0
Transfers out of Level 3, Assets	[3]		0		0
Ending balance, Assets		1	1	1	1
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(3)	2	(1)	(6)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(8)	(1)	(10)	(1)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	1	(3)	(4)	(3)
Foreign exchange movements, Assets	[4]	(1)	0	(1)	(1)
Transfers into Level 3, Assets	[3],[4]	(4)	0	(3)	5
Transfers out of Level 3, Assets	[3],[4]	2	1	6	5
Ending balance, Assets	[4]	(13)	(1)	(13)	(1)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(64)	(11)	(53)	(22)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(3)	6	(11)	8
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	4	(1)	(10)	10
Foreign exchange movements, Assets	[4]	0	0	1	0
Transfers into Level 3, Assets	[3],[4]	6	1	6	1
Transfers out of Level 3, Assets	[3],[4]	4	(26)	14	(28)
Ending balance, Assets	[4]	(53)	(31)	(53)	(31)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	3	(6)	2	(10)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(3)	1	(2)	3
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(1)	0	(1)	1
Foreign exchange movements, Assets	[4]	0	0	0	1
Transfers into Level 3, Assets	[3],[4]	0	(2)	0	(2)
Transfers out of Level 3, Assets	[3],[4]	(1)	0	(1)	0
Ending balance, Assets	[4]	(2)	(7)	(2)	(7)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	24	20	27	23
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(2)	3	(6)	(2)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	1	(4)	1	(3)
Foreign exchange movements, Assets	[4]	1	0	2	0
Transfers into Level 3, Assets	[3],[4]				0
Transfers out of Level 3, Assets	[3],[4]	1	0	1	1
Ending balance, Assets	[4]	25	19	25	19
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	0		0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]
Foreign exchange movements, Assets	[4]	0		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[3],[4]
Ending balance, Assets	[4]	0		0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(40)	5	(25)	(15)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(16)	9	(29)	8
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	5	(8)	(14)	5
Foreign exchange movements, Assets	[4]	0	0	2	0
Transfers into Level 3, Assets	[3],[4]	2	(1)	3	4
Transfers out of Level 3, Assets	[3],[4]	6	(25)	20	(22)
Ending balance, Assets	[4]	(43)	(20)	(43)	(20)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		228	236	235	213
Total gains (losses) recognized in net revenue, Assets	[1]	(12)	10	(24)	10
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	100	77	196	152
Sales/ redemptions, Assets	[2]	(56)	(64)	(146)	(146)
Settlements, Assets		5	(8)	(14)	5
Foreign exchange movements, Assets		7	2	16	3
Transfers into Level 3, Assets	[3]	15	3	27	22
Transfers out of Level 3, Assets	[3]	(12)	(33)	(15)	(36)
Ending balance, Assets		275	223	275	223
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		87	42	70	66
Total gains (losses) recognized in net revenue, Assets	[1]	1	0	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	9	2	18	8
Sales/ redemptions, Assets	[2]	(12)	(4)	(11)	(35)
Settlements, Assets
Foreign exchange movements, Assets		2	0	5	0
Transfers into Level 3, Assets	[3]		0	5	0
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		87	40	87	40
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		5	5	5	5
Total gains (losses) recognized in net revenue, Assets	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0	0	0	0
Transfers into Level 3, Assets	[3]	6		6
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		11	5	11	5
Other [Member]
Assets [Abstract]
Beginning balance, Assets		177	166	169	163
Total gains (losses) recognized in net revenue, Assets	[1]	0	11	1	14
Total gains (losses) recognized in other comprehensive income, Assets			0		0
Purchases/ issues, Assets	[2]	0	0	2	0
Sales/ redemptions, Assets	[2]	0	0	0	(1)
Settlements, Assets
Foreign exchange movements, Assets		3	1	8	1
Transfers into Level 3, Assets	[3]	0	0	0	1
Transfers out of Level 3, Assets	[3]				0
Ending balance, Assets		180	178	180	178
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	1	1	2
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(1)	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	10	1	20	2
Sales/ redemptions, Liabilities	[2]	(10)	0	(20)	(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0	0	0	1
Transfers out of Level 3, Liabilities	[3]	0	(1)	0	(1)
Ending balance, Liabilities		1	2	1	2
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	1	1	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	(1)	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	9	0	19	0
Sales/ redemptions, Liabilities	[2]	(10)	0	(20)	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0	0	0	1
Transfers out of Level 3, Liabilities	[3]	0	(1)	0	(1)
Ending balance, Liabilities		0	1	0	1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1		1
Sales/ redemptions, Liabilities	[2]	0		0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]				0
Transfers out of Level 3, Liabilities	[3]	0	0	0	0
Ending balance, Liabilities		1	0	1	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities			0	0	1
Total gains (losses) recognized in net revenue, Liabilities	[1]		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]		1		2
Sales/ redemptions, Liabilities	[2]		0	0	(2)
Settlements, Liabilities
Foreign exchange movements, Liabilities			0	0	0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities			1		1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities			0	0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]		0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0	0	0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3]	0		0
Transfers out of Level 3, Liabilities	[3]		0	0	0
Ending balance, Liabilities		0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		33	97	17	70
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	(1)	(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0	0	0	0
Purchases/ issues, Liabilities	[2]	16	16	28	69
Sales/ redemptions, Liabilities	[2]	(5)	(14)	(9)	(38)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	1	1
Transfers into Level 3, Liabilities	[3]	8	1	16	1
Transfers out of Level 3, Liabilities	[3]	(10)	(7)	(12)	(11)
Ending balance, Liabilities		42	93	42	93
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	(1)	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0	0	0
Sales/ redemptions, Liabilities	[2]	(1)	0	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities					0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities		(1)	0	(1)	0
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3	3	3	3
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]	(1)		(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1	0	1	0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities		3	3	3	3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		461	445	429	410
Total gains (losses) recognized in net revenue, Liabilities	[1]	2	(7)	(3)	(17)
Total gains (losses) recognized in other comprehensive income, Liabilities		1	0	1	(1)
Purchases/ issues, Liabilities	[2]	61	69	100	129
Sales/ redemptions, Liabilities	[2]	(30)	(29)	(46)	(55)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	11	14	25	27
Transfers out of Level 3, Liabilities	[3]	(39)	(49)	(49)	(72)
Ending balance, Liabilities		461	457	461	457
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0	1	1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0	0	1
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0	0	0
Sales/ redemptions, Liabilities	[2]	0	0	(1)	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0	0	0
Transfers into Level 3, Liabilities	[3]	0	0	0	0
Transfers out of Level 3, Liabilities	[3]				0
Ending balance, Liabilities		¥ 0	¥ 0	¥ 0	¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.